Risks and Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Risks and Financial Instruments
33.	Risks and Financial Instruments

a. Risk Management and Financial Instruments—Governance

The main risks to which the Company and its subsidiaries are exposed reflect strategic/operational and economic/financial aspects. Operational/strategic risks (including, but not limited to, demand behavior, competition, technological innovation, and material changes in the industry structure) are addressed by the Company’s management model. Economic/financial risks primarily reflect default of customers, behavior of macroeconomic variables, such as exchange and interest rates, as well as the characteristics of the financial instruments used by the Company and its subsidiaries and their counterparties. These risks are managed through control policies, specific strategies, and the establishment of limits.

The Company has a policy for the management of resources, financial instruments, and risks approved by its Board of Directors (“Policy”). In accordance with the Policy, the main objectives of financial management are to preserve the value and liquidity of financial assets and ensure financial resources for the development of the business, including expansions. The main financial risks considered in the Policy are risks associated with currencies, interest rates, credit, and selection of financial instruments. Governance of the management of financial risks and financial instruments follows the segregation of duties below:

•

Implementation of the management of financial assets, instruments, and risks is the responsibility of the financial area, through its treasury department, with the assistance of the tax and accounting departments.

•

Supervision and monitoring of compliance with the principles, guidelines, and standards of the Policy is the responsibility of the Risk and Investment Committee, which is composed of members of the Company’s Executive Board (“Committee”). The Committee holds regular meetings and is in charge, among other responsibilities, of discussing and monitoring the financial strategies, existing exposures, and significant transactions involving investment, fundraising, or risk mitigation. The Committee monitors the risk standards established by the Policy through a monitoring map on a monthly basis.

•	Changes in the Policy or revisions of its standards are subject to the approval of the Board of Directors of Ultrapar.

•	Continuous improvement of the Policy is the joint responsibility of the Board of Directors, the Committee, and the financial area.

•	The internal audit department audits the compliance with the requirements of the Policy.

b. Currency Risk

Most transactions of the Company, through its subsidiaries, are located in Brazil and, therefore, the reference currency for risk management is the Brazilian Real. Currency risk management is guided by neutrality of currency exposures and considers the transactional, accounting, and operational risks of the Company and its subsidiaries and their exposure to changes in exchange rates. The Company considers as its main currency exposures the assets and liabilities in foreign currency and the short-term flow of net sales in foreign currency of Oxiteno.

The Company and its subsidiaries use exchange rate hedging instruments (especially between the Brazilian Real and the U.S. dollar) available in the financial market to protect their assets, liabilities, receipts, and disbursements in foreign currency and net investments in foreign operations. Hedge is used in order to reduce the effects of changes in exchange rates on the Company´s income and cash flows in Brazilian Reais within the exposure limits under its Policy. Such foreign exchange hedging instruments have amounts, periods, and rates substantially equivalent to those of assets, liabilities, receipts, and disbursements in foreign currencies to which they are related. Assets and liabilities in foreign currencies are stated below, translated into Brazilian Reais:

b.1 Assets and Liabilities in Foreign Currencies

In millions of Brazilian Reais	12/31/2018	12/31/2017
Assets in foreign currency
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	254.2	236.4
Foreign trade receivables, net of allowance for doubtful accounts and advances to foreign customers	235.1	214.9
Other net assets in foreign (except cash, cash equivalents, financial investments, trade receivables, financing, and payables)	1,384.9	930.0

	1,874.2	1,381.3

Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and discount	(5,515.6)	(4,416.2)
Payables arising from imports, net of advances to foreign suppliers	(567.7)	(173.1)

	(6,083.3)	(4,589.3)

Foreign currency hedging instruments	2,483.0	1,777.6

Net liability position – Total	(1,726.1)	(1,430.4)
Net asset (liability) position – Income statement effect	282.7	(26.1)
Net liability position – Equity effect	(2,008.8)	(1,404.3)

b.2 Sensitivity Analysis of Assets and Liabilities in Foreign Currency

Scenarios I, II and III were based on 10%, 25% and 50% variations, respectively, applied on the net position of the Company exposed to the currency risk, simulating the effects of appreciation and devaluation of the Real in the income statement and the equity:

The table below shows, in the three scenarios, the effects of exchange rate changes on the net liability position of R$ 1,726.1 million in foreign currency as of December 31, 2018:

In millions of Brazilian Reais	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
(1) Income statement effect	Real devaluation	28.3	70.7	141.4
(2) Equity effect		(200.9)	(502.2)	(1,004.4)

(1) + (2)	Net effect	(172.6)	(431.5)	(863.0)

(3) Income statement effect	Real appreciation	(28.3)	(70.7)	(141.4)
(4) Equity effect		200.9	502.2	1,004.4

(3) + (4)	Net effect	172.6	431.5	863.0

The table below shows, in the three scenarios, the effects of exchange rate changes on the net liability position of R$ 1,430.4 million in foreign currency as of December 31, 2017:

In millions of Brazilian Reais	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
(1) Income statement effect	Real devaluation	(2.6)	(6.5)	(13.0)
(2) Equity effect		(140.4)	(351.1)	(702.2)

(1) + (2)	Net effect	(143.0)	(357.6)	(715.2)

(3) Income statement effect	Real appreciation	2.6	6.5	13.0
(4) Equity effect		140.4	351.1	702.2

(3) + (4)	Net effect	143.0	357.6	715.2

The equity effect refers to cumulative translation adjustments of changes in the exchange rate on equity of foreign subsidiaries (see Notes 2.s.1 and 25.g.2), net investments hedge in foreign entities, cash flow hedge of firm commitment and highly probable transaction (see Note 2.c and “h. Hedge Accounting” below).

c. Interest Rate Risk

The Company and its subsidiaries adopt policies for borrowing and investing financial resources and for capital cost minimization. The financial investments of the Company and its subsidiaries are primarily held in transactions linked to the CDI, as set forth in Note 4. Borrowings primarily relate to financing from Banco do Brasil, as well as debentures and borrowings in foreign currency, as shown in Note 15.

The Company attempts to maintain its financial interest assets and liabilities at floating rates.

c.1 Assets and liabilities exposed to floating interest rates

The financial assets and liabilities exposed to floating interest rates are demonstrated below:

In millions of Brazilian Reais	Note	12/31/2018	12/31/2017
CDI
Cash equivalents	4.a	3,722.3	4,821.6
Financial investments	4.b	2,537.3	1,153.0
Asset position of foreign exchange hedging instruments—CDI	33.g	33.9	29.9
Loans and debentures	15.a	(8,440.9)	(7,987.3)
Liability position of foreign exchange hedging instruments—CDI	33.g	(2,205.5)	(1,877.4)
Liability position of fixed interest instruments + IPCA – CDI	33.g	(823.5)	(586.6)

Net liability position in CDI		(5,176.4)	(4,446.8)

TJLP
Loans – TJLP	15.a	(201.2)	(301.9)

Net liability position in TJLP		(201.2)	(301.9)

LIBOR
Asset position of foreign exchange hedging instruments—LIBOR	33.g	811.6	984.3
Loans—LIBOR	15.a	(1,437.1)	(1,418.5)

Net liability position in LIBOR		(625.5)	(434.2)

TIIE
Loans—TIIE	15.a	(4.0)	(3.4)

Net liability position in TIIE		(4.0)	(3.4)

SELIC
Loans – SELIC	15.a	(51.5)	(100.3)

Net liability position in SELIC		(51.5)	(100.3)

Total net liability position exposed to floating interest		(6,058.6)	(5,286.6)

c.2 Sensitivity Analysis of Floating Interest Rate Risk

For sensitivity analysis of floating interest rate risk, the Company used the accumulated amount of the reference indexes (CDI, TJLP, LIBOR, TIIE and SELIC) as a base scenario up to December 31, 2017 and 2018. Scenarios I, II and III were based on 10%, 25% and 50% variations, respectively, applied in the floating interest rate of the base scenario:

The tables below shows the incremental expenses and income that would be recognized in financial income, due to the effect of floating interest rate changes in different scenarios.

In millions of Brazilian Reais		12/31/2018
	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	Increase in CDI	32.7	81.7	163.3
Foreign exchange hedging instruments (assets in CDI) effect	Increase in CDI	0.1	0.2	0.5
Interest effect on debt in CDI	Increase in CDI	(55.0)	(137.4)	(274.9)
Interest rate hedging instruments (liabilities in CDI) effect	Increase in CDI	(33.7)	(73.4)	(139.6)

Incremental expenses		(55.9)	(128.9)	(250.7)

Interest effect on debt in TJLP	Increase in TJLP	(1.7)	(4.2)	(8.3)

Incremental expenses		(1.7)	(4.2)	(8.3)

Foreign exchange hedging instruments (assets in LIBOR) effect	Increase in LIBOR	2.8	6.9	13.9
Interest effect on debt in LIBOR	Increase in LIBOR	(3.6)	(9.1)	(18.1)

Incremental expenses		(0.8)	(2.2)	(4.2)

Interest effect on debt in TIIE	Increase in TIIE	(0.1)	(0.3)	(0.5)

Incremental expenses		(0.1)	(0.3)	(0.5)

Interest effect on debt in SELIC	Increase in SELIC	(0.4)	(1.0)	(2.0)

Incremental expenses		(0.4)	(1.0)	(2.0)

In millions of Brazilian Reais		12/31/2017
	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	Increase in CDI	47.3	118.1	236.3
Foreign exchange hedging instruments (assets in CDI) effect	Increase in CDI	0.2	0.5	1.0
Interest effect on debt in CDI	Increase in CDI	(67.2)	(168.0)	(336.0)
Interest rate hedging instruments (liabilities in CDI) effect	Increase in CDI	(38.6)	(94.2)	(186.7)

Incremental expenses		(58.3)	(143.6)	(285.4)

Interest effect on debt in TJLP	Increase in TJLP	(2.3)	(5.6)	(11.3)

Incremental expenses		(2.3)	(5.6)	(11.3)

Foreign exchange hedging instruments (assets in LIBOR) effect	Increase in LIBOR	1.4	3.4	6.8
Interest effect on debt in LIBOR	Increase in LIBOR	(1.7)	(4.4)	(8.7)

Incremental expenses		(0.3)	(1.0)	(1.9)

Interest effect on debt in TIIE	Increase in TIIE	(0.0)	(0.1)	(0.2)

Incremental expenses		(0.0)	(0.1)	(0.2)

Interest effect on debt in SELIC	Increase in SELIC	(1.0)	(2.5)	(4.9)

Incremental expenses		(1.0)	(2.5)	(4.9)

d. Credit Risks

The financial instruments that would expose the Company and its subsidiaries to credit risks of the counterparty are basically represented by cash and bank deposits, financial investments, hedging instruments (see Note 4), and trade receivables (see Note 5).

d.1 Credit risk of financial institutions

Such risk results from the inability of financial institutions to comply with their financial obligations to the Company and its subsidiaries due to insolvency. The Company and its subsidiaries regularly conduct a credit review of the institutions with which they hold cash and cash equivalents, financial investments, and hedging instruments through various methodologies that assess liquidity, solvency, leverage, portfolio quality, etc. Cash and cash equivalents, financial investments, and hedging instruments are held only with institutions with a solid credit history, chosen for safety and soundness. The volume of cash and cash equivalents, financial investments, and hedging instruments are subject to maximum limits by each institution and, therefore, require diversification of counterparties.

d.2 Government credit risk

The Company’s policy allows investments in government securities from countries classified as investment grade AAA or Aaa by specialized credit rating agencies (S&P, Moody’s and Fitch) and in Brazilian government bonds. The volume of such financial investments is subject to maximum limits by each country and, therefore, requires diversification of counterparties.

The credit risk of cash, cash equivalents and financial investments is summarized below:

	Fair value
Counterparty credit rating	12/31/2018	12/31/2017
AAA	5,933,671	29,003
AA	707,358	6,076,520
A	262,553	192,638
BBB	90,824	71,767

Total	6,994,406	6,369,928

d.3 Customer credit risk

The credit policy establishes the analysis of the profile of each new customer, individually, regarding their financial condition. The review carried out by the subsidiaries of the Company includes the evaluation of external ratings, when available, financial statements, credit bureau information, industry information and, when necessary, bank references. Credit limits are established for each customer and reviewed periodically, in a shorter period the greater the risk, depending on the approval of the responsible area in cases of sales that exceed these limits.

In monitoring credit risk, customers are grouped according to their credit characteristics and depending on the business the grouping takes into account, for example, whether they are natural or legal clients, whether they are wholesalers, resellers or final customers, considering also the geographic area.

The estimates of credit losses are calculated based on the probability of default rates. Loss rates are calculated on the basis of the average probability of an receivable amount to advance through successive stages of default until full write-off. The probability of default calculation takes into account a credit risk score for each exposure, based on data considered to be capable of foreseeing the risk of loss (external classifications, audited financial statements, cash flow projections, customer information available in the press, for example), with addition of the credit assessment based on experience.

Such credit risks are managed by each business unit through specific criteria for acceptance of customers and their credit rating and are additionally mitigated by the diversification of sales. No single customer or group accounts for more than 10% of total revenue.

The subsidiaries of the Company maintained the following allowance for estimated losses on doubtful accounts balances on trade receivables:

	12/31/2018	12/31/2017
		Restated (i)
Ipiranga	442,486	350,594
Ultragaz	61,975	83,627
Oxiteno	12,371	10,755
Extrafarma	5,858	5,623
Ultracargo	2,089	2,179

Total	524,779	452,778

(i)	See Note 2.x.

For further information about the allowance for estimated losses on doubtful accounts, see Notes 5.a and 5.b.

e. Liquidity Risk

The Company and its subsidiaries’ main sources of liquidity derive from (i) cash, cash equivalents, and financial investments, (ii) cash generated from operations and (iii) financing. The Company and its subsidiaries believe that these sources are sufficient to satisfy their current funding requirements, which include, but are not limited to, working capital, capital expenditures, amortization of debt, and payment of dividends.

The Company and its subsidiaries periodically examine opportunities for acquisitions and investments. They consider different types of investments, either directly, through joint ventures, or through associated companies, and finance such investments using cash generated from operations, debt financing, through capital increases, or through a combination of these methods.

The Company and its subsidiaries believe to have enough working capital and sources of financing to satisfy their current needs. The gross indebtedness due over the next twelve months totals R$ 2,869 million, including estimated interests on loans (for quantitative information, see Note 15.a). Furthermore, the investment plan for 2019 totals R$ 1,762 million. As of December 31, 2018, the Company and its subsidiaries had R$ 6,792.1 million in cash, cash equivalents, and short-term financial investments (for quantitative information, see Note 4).

The table below presents a summary of financial liabilities in 2018 by the Company and its subsidiaries, listed by maturity. The amounts disclosed in this table are the contractual undiscounted cash outflows, and, therefore, these amounts may be different from the amounts disclosed on the balance sheet.

	In millions of Brazilian Reais
Financial liabilities	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Loans including future contractual interest (1) (2)	19,323.8	2,869.0	4,089.7	7,820.3	4,544.8
Currency and interest rate hedging instruments (3)	388.3	55.2	172.9	147.7	12.5
Trade payables	2,731.7	2,731.7	—	—

(1)

To calculate the estimated interest on loans some macroeconomic assumptions were used, including averaging for the period the following: (i) CDI of 6.39% in 2018, 7.38% from 2019 to 2021, 8.52% from 2022 to 2023, 9.49% from 2024 to 2033, (ii) exchange rate of the Real against the U.S. dollar of R$ 3.87 in 2018, R$ 3.92 in 2019, R$ 4.06 in 2020, R$ 4.27 in 2021, R$ 4.53 in 2022, R$ 4.81 in 2023, R$ 5.12 in 2024, R$ 5.44 in 2025, R$ 5.77 in 2026 and R$ 6.13 in 2027 (iii) TJLP of 7.03%, (iv) IGP-M of 8.12% in 2018, 4.14% in 2019, 3.90% from 2020 to 2033 and (v) IPCA of 4.01% (source: B3, Bulletin Focus and financial institutions).

(2)	Includes estimated interest payments on short-term and long-term loans until the payment date.
(3)

The currency and interest rate hedging instruments were estimated based on projected U.S dollar futures contracts and the futures curves of DI x Pre and Pre x IPCA contracts quoted on B3 on December 28, 2018 and on the futures curve of LIBOR (ICE—Intercontinental Exchange) on December 31, 2018. In the table above, only the hedging instruments with negative results at the time of settlement were considered.

f. Capital Management

The Company manages its capital structure based on indicators and benchmarks. The key performance indicators related to the capital structure management are the weighted average cost of capital, net debt / EBITDA, interest coverage, and indebtedness / equity ratios. Net debt is composed of cash, cash equivalents, and financial investments (see Note 4) and loans, including debentures (see Note 15). The Company can change its capital structure depending on the economic and financial conditions, in order to optimize its financial leverage and capital management. The Company seeks to improve its return on invested capital by implementing efficient working capital management and a selective investment program.

g. Selection and Use of Financial Instruments

In selecting financial investments and hedging instruments, an analysis is conducted to estimate rates of return, risks involved, liquidity, calculation methodology for the carrying value and fair value, and a review is conducted of any documentation applicable to the financial instruments. The financial instruments used to manage the financial resources of the Company and its subsidiaries are intended to preserve value and liquidity.

The Policy contemplates the use of derivative financial instruments only to cover identified risks and in amounts consistent with the risk (limited to 100% of the identified risk). The risks identified in the Policy are described in the above sections, and are subject to risk management. In accordance with the Policy, the Company and its subsidiaries can use forward contracts, swaps, options, and futures contracts to manage identified risks. Leveraged derivative instruments are not permitted. Because the use of derivative financial instruments is limited to the coverage of identified risks, the Company and its subsidiaries use the term “hedging instruments” to refer to derivative financial instruments.

As mentioned in the section “a. Risk Management and Financial Instruments – Governance”, the Committee monitors compliance with the risk standards established by the Policy through a risk map, including the use of hedging instruments, on a monthly basis. In addition, the internal audit department verifies the compliance with the requirements of the Policy.

The table below summarizes the position of hedging instruments entered into by the Company and its subsidiaries:

		Notional amount[1]				Fair value		Amounts receivable	Amounts payable
Hedging instruments	Maturity	12/31/2018		12/31/2017		12/31/2018	12/31/2017	12/31/2018
						R$ million	R$ million	R$ million	R$ million
Designated as hedge accounting
a –Exchange rate swaps receivable in U.S. dollars
Receivables in U.S. dollars (LIBOR)		US$	150.0	US$	240.0	577.5	788.6	577.5	—
Receivables in U.S. dollars (Fixed)	Jul 2021 to Nov 2023	US$	245.0	US$	203.6	973.7	665.6	973.7	—
Payables in CDI interest rate		US$	(395.0)	US$	(443.6)	(1,515.8)	(1,568.6)	—	1,515.8

Total result			—		—	35.4	(114.4)	1,551.2	1,515.8

b – Interest rate swaps in Brazilian Reais
Receivables in fixed interest rates + IPCA	Apr 2024 to Dec 2025	R$	806.1	R$	566.1	859.1	583.3	859.1	—
Payables in CDI interest rates		R$	(806.1)	R$	(566.1)	(823.5)	(586.6)	—	823.5

Total result			—		—	35.6	(3.3)	859.1	823.5

c – Options
Zero Cost Collar (Reais x U.S. dollars)	Jan 2019 to Dec 2019	US$	149.4		—	0.3	—	0.3	—

Total result		US$	149.4		—	0.3	—	0.3	—

Not designated as hedge accounting
d –Exchange rate swaps receivable in U.S. dollars
Receivables in U.S. dollars (LIBOR)	Jan 2019 to Oct 2026	US$	60.0	US$	60.0	234.1	195.7	234.1	—
Receivables in U.S. dollars (Fixed)		US$	856.8	US$	753.0	731.6	157.5	731.6	—
Payables in CDI interest rate		US$	(916.8)	US$	(813.0)	(689.7)	(308.8)	—	689.7

Total result			—		—	276.0	44.4	965.7	689.7

e – Exchange rate swaps payable in U.S. dollars + COUPON
Receivables in CDI interest rates		US$	8.9	US$	9.1	33.9	29.9	33.9	—
Payables in U.S. dollars (Fixed)	Jan 2019 to Apr 2019	US$	(8.9)	US$	(9.1)	(33.9)	(29.8)	—	33.9

Total result			—		—	—	0.1	33.9	33.9

Total gross result						347.3	(73.2)	3,410.2	3,062.9
Income tax						(27.9)	(4.7)	(27.9)	—

Total net result						319.4	(77.9)	3,382.3	3,062.9

Positive result (see Note 4)						363.3	85.8	2,296.3	1,932.9
Negative result (see Note 15)						(43.9)	(163.7)	1,086.0	1,130.0

(1)	In million. Currency as indicated.

All transactions mentioned above were properly registered with CETIP S.A.

Hedging instruments existing as of December 31, 2018 are described below, according to their category, risk, and hedging strategy:

a and d—Hedging against foreign exchange exposure of liabilities in foreign currency—The purpose of these contracts is (i) to offset the effect of the change in exchange rates of debts or firm commitments in U.S. dollars by converting them into debts or firm commitments in Brazilian Reais linked to CDI, (ii) to offset firm commitments in U.S. dollars, changing them into debts or firm commitments in Reais indexed to the CDI and (iii) change a financial investment linked to the CDI and given as a guarantee to a loan in the U.S. dollar into a financial investment linked to the U.S. dollar. As of December 31, 2018, the Company and its subsidiaries had outstanding swap contracts totaling US$ 1,311.8 million in notional amount with a liability position, on average of 75.5% of CDI, of which US$ 368.8 million, had an asset position at US$ + 2.43% p.a., US$ 210.0 million had an asset position at US$ + LIBOR + 1.29% p.a. and US$ 733.0 million in interest rate swap with an asset position at US$ + 5.65% p.a. This amount includes US$ 395.0 million related to the fair value of hedging instruments of Ipiranga’s debt (see Notes 15.c and “h. Hedge Accounting” below).

b—Hedging against fixed interest rate + IPCA in Brazilian Reais – The purpose of this contract is to change fixed interest rate + IPCA of debentures issued in Brazilian Reais to floating interest. As of December 31, 2018 this swap contract totaled R$ 806.1 million of notional amount, corresponding to the principal amount of the debt and had an asset position at 4.57% p.a. + IPCA and a liability position at 95.8% of CDI.

c – Hedging against foreign exchange exposure of revenues in foreign currency—The purpose of this contract is to protect the highly probable future sales of the subsidiaries Oxiteno Nordeste, Oxiteno S.A, Oleoquímica and EMCA, denominated in U.S. dollars, regarding the impacts resulting exclusively from variations at the R$/US$ exchange rate, using derivative instruments (options) through a zero cost collar structure, which consists of the purchase of a “put” option and the sale of a “call” option, contracted with the same counterparty and with no premium paid. As of December 31, 2018, the principal amount of zero cost collars was US$ 149.4 million contracted in the range of R$/US$ 3.6 and R$/US$ 4.6.

e—Hedging against foreign exchange exposure of operations—The purpose of these contracts is to make the exchange rate of the revenues of subsidiaries Oleoquímica, Oxiteno S.A. and Oxiteno Nordeste equal to the exchange rate of the cost of their main raw materials during their operating cycles. As of December 31, 2018, these swap contracts totaled US$ 8.9 million and, on average, had an asset position at 32.9% of CDI and a liability position at US$ + 0.0% p.a.

h. Hedge Accounting

The Company and its subsidiaries use derivative and non-derivative financial instruments for hedging purposes and test, throughout the duration of the hedge, their effectiveness, as well as the changes in their fair value.

h.1 Fair value hedge

The Company and its subsidiaries designate as fair value hedges certain financial instruments used to offset the variations in interest and exchange rates, which are based on the market value of financing contracted in Brazilian Reais and U.S. dollars.

The foreign exchange hedging instruments designated as fair value hedge are:

In millions, except the CDI %	12/31/2018	12/31/2017
Notional amount – US$	395.0	320.0
Result of hedging instruments – gain/(loss) – R$	149.2	(143.4)
Fair value adjustment of debt – R$	(28.5)	16.5
Financial expense in the statements of profit or loss – R$	(215.9)	(4.1)
Average effective cost – CDI %	104.4	102.7

For more information, see Note 15.c.1.

The interest rate hedging instruments designated as fair value hedge are:

In millions, except the CDI %	12/31/2018	12/31/2017
Notional amount – R$	806.1	566.1
Result of hedging instruments – gain/(loss) – R$	25.8	(3.3)
Fair value adjustment of debt – R$	(13.3)	19.1
Financial expense in the statements of profit or loss – R$	(50.2)	(18.5)
Average effective cost – CDI %	95.8	95.2

h.2 Cash flow hedge

The Company and its subsidiaries designate, as cash flow hedge of firm commitment and highly probable transactions, derivative financial instruments to hedge “firm commitments” and non-derivative financial instruments to hedge “highly probable future transactions”, to hedge against fluctuations arising from changes in exchange rate.

On December 31, 2018, the Company had no open exchange rate hedging instruments of firm commitments designated as cash flow hedges (US$ 115.0 million on December 31,2017). For the exchange rate hedging instruments settled in 2018, a gain of R$ 10.7 million was recognized in the income statement (loss of R$ 45.4 million on December 31, 2017), transferring the unrealized gain of “Other comprehensive income” to the income statement on December 31, 2018 (gain of R$ 5.3 million on December 31, 2017), net of deferred IRPJ and CSLL.

On December 31, 2018, the notional amount of foreign exchange hedging instruments for highly probable future transactions designated as cash flow hedge, related to notes in the foreign market totaled US$ 570.0 million (US$ 570.0 million on December 31, 2017). On December 31, 2018, the unrealized loss of “Other comprehensive income” is R$ 243.7 million (loss of R$ 30.5 million on December 31, 2017), net of deferred IRPJ and CSLL.

On December 31, 2018, the notional amount of foreign exchange hedging instruments for highly probable future transactions designated as cash flow hedge, related to future sales revenues of Oxiteno (zero cost collars) totaled US$ 149.4 million. On December 31, 2018, the unrealized gain of “Other comprehensive income” is R$ 0.2 million, net of deferred IRPJ and CSLL.

h.3 Net investment hedge in foreign entities

The Company and its subsidiaries designate, as net investment hedge in foreign entities, notes in the foreign market, for hedging net investment in foreign entities, to offset changes in exchange rates.

On December 31, 2018, the balance of foreign exchange hedging instruments designated as net investments hedge in foreign entities, related to part of the investments made in entities which functional currency is other than the Brazilian Real, totaled US$ 96.0 million (US$ 113.0 million on December 31, 2017). On December 31, 2018, the unrealized loss of “Other comprehensive income” is R$ 45.9 million (loss of R$ 6.2 million on December 31, 2017), net of deferred income and social contribution taxes. The effects of exchange rate changes on investments and hedging instruments were offset in equity.

i. Gains (losses) on Hedging Instruments

The following tables summarize the value of gains (losses) recognized, which affected the equity of the Company and its subsidiaries:

	R$ million
	2018
	Profit or loss	Equity
a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	181.5	—
b – Exchange rate swaps payable in U.S. dollars (ii)	(3.8)	0.2
c – Interest rate swaps in R$ (iii)	12.5	—
d – Non-derivative financial instruments (iv)	(134.0)	(289.6)

Total	56.2	(289.4)

	R$ million
	2017
	Profit or loss	Equity
a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	(72.1)	5.3
b – Exchange rate swaps payable in U.S. dollars (ii)	3.2	—
c – Interest rate swaps in R$ (iii)	15.9	—
d – Non-derivative financial instruments (iv)	(104.2)	(36.7)

Total	(157.2)	(31.4)

	R$ million
	2016	1/1/2017
	Profit or loss	Equity
a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	(177.0)	(13.8)
b – Exchange rate swaps payable in U.S. dollars (ii)	9.2	—
c – Interest rate swaps in R$ (iii)	(0.5)	—
d – Non-derivative financial instruments (iv)	(28.5)	(14.9)

Total	(196.8)	(28.7)

(i)	Does not consider the effect of exchange rate variation of exchange swaps receivable in U.S. dollars when this effect is offset in the gain or loss of the hedged item (debt/firm commitments);
(ii)	Considers the designation effect of foreign exchange hedging;
(iii)	Considers the designation effect of interest rate hedging in Brazilian Reais; and
(iv)	Considers the results of notes in the foreign market (for further information see Note 15.b).

j. Fair Value of Financial Instruments

The fair values and the carrying values of the financial instruments, including currency and interest rate hedging instruments, are stated below:

			12/31/2018		12/31/2017 Restated (i)
	Category	Note	Carrying value	Fair value	Carrying value	Fair value
Financial assets:
Cash and cash equivalents
Cash and bank deposits	Measured at amortized cost	4.a	205,482	205,482	147,926	147,926
Financial investments in local currency	Measured at fair value through other comprehensive income	4.a	3,722,308	3,722,308	4,821,605	4,821,605
Financial investments in foreign currency	Measured at fair value through profit or loss	4.a	11,161	11,161	32,473	32,473
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4.b	2,462,018	2,462,018	1,076,849	1,076,849
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	4.b	2,208	2,208	2,720	2,720
Fixed-income securities and funds in local currency	Measured at amortized cost	4.b	73,089	73,089	73,471	73,471
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	4.b	154,811	154,811	129,131	129,131
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	4.b	363,329	363,329	85,753	85,753

Total			6,994,406	6,994,406	6,369,928	6,369,928

Financial liabilities:
Financing	Measured at fair value through profit or loss	15.a	1,567,374	1,567,374	1,047,809	1,047,809
Financing	Measured at amortized cost	15.a	6,889,310	6,840,079	6,740,872	6,761,907
Debentures	Measured at amortized cost	15.a	5,826,242	5,770,979	5,035,247	5,037,072
Debentures	Measured at fair value through profit or loss	15.a	833,213	833,213	554,402	554,402
Finance leases	Measured at amortized cost	15.a	46,066	46,066	48,515	48,515
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	15.a	43,944	43,944	163,749	163,749
Subscription warrants – indemnification	Measured at fair value through profit or loss	24	123,095	123,095	171,459	171,459

Total			15,329,244	15,224,750	13,762,053	13,784,913

(i)	See Note 2.x.

The fair value of financial instruments, including currency and interest hedging instruments, was determined as follows:

•	The fair value of cash and bank deposit balances are identical to their carrying values.

•	Financial investments in investment funds are valued at the value of the fund unit as of the date of the financial statements, which corresponds to their fair value.

•

Financial investments in CDBs (Bank Certificates of Deposit) and similar investments offer daily liquidity through repurchase at the “yield curve” and the Company calculates their fair value through methodologies commonly used for mark to the market.

•	The fair value of trade receivables and trade payables are approximate to their carrying values.

•

The subscription warrants – indemnification were measured based on the share price of Ultrapar (UGPA3) at the financial statements date and are adjusted to the Company’s dividend yield, since the exercise is only possible starting in 2020 onwards and they are not entitled to dividends until then. The number of shares of subscription warrants – indemnification is also adjusted according to the changes in the amounts of provision for tax, civil, and labor risks and contingent liabilities related to the period prior to January 31, 2014. (See Note 24).

•	The fair value calculation of notes in the foreign market (see Note 15.b) is based on the quoted price in an active market.

The fair value of other financial investments and financing was determined using calculation methodologies commonly used for mark-to-market reporting, which consist of calculating future cash flows associated with each instrument adopted and adjusting them to present value at the market rates as of December 31, 2018 and 2017. For some cases where there is no active market for the financial instrument, the Company and its subsidiaries can use quotes provided by the transaction counterparties.

The interpretation of market information on the choice of calculation methodologies for the fair value requires considerable judgment and estimates to obtain a value deemed appropriate to each situation. Consequently, the estimates presented do not necessary indicate the amounts that may be realizable in the current market.

Financial instruments were classified as financial assets or liabilities measured at amortized cost, except (i) all exchange rate and interest rate hedging instruments, which are measured at fair value through profit or loss, financial investments classified as measured at fair value through profit or loss and financial investments that are classified as measured at fair value through other comprehensive income (see Note 4.b), (ii) loans and financing measured at fair value through profit or loss (see Note 15.a), (iii) guarantees to customers that have vendor arrangements (see Note 15.k), which are measured at fair value through profit or loss, and (iv) subscription warrants – indemnification, which are measured at fair value through profit or loss (see Note 24). Cash, banks, and trade receivables are classified as measured at amortized cost. Trade payables and other payables are classified as financial liabilities measured at amortized cost.

j.1 Fair Value Hierarchy of Financial Instruments

The financial instruments are classified in the following categories:

(a)	Level 1—prices negotiated (without adjustment) in active markets for identical assets or liabilities;

(b)	Level 2—inputs other than prices negotiated in active markets included in Level 1 and observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and

(c)	Level 3—inputs for the asset or liability which are not based on observable market variables (unobservable inputs).

The table below shows a summary of the financial assets and financial liabilities measured at fair value:

	Category	Note	12/31/2018	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents
Cash and banks	Measured at amortized cost	4.a	205,482	205,482	—	—
Financial investments in local currency	Measured at fair value through other comprehensive income	4.a	3,722,308	—	3,722,308	—
Financial investments in foreign currency	Measured at fair value through profit or loss	4.a	11,161	11,161	—	—
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4.b	2,462,018	2,462,018	—	—
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	4.b	2,208	—	2,208	—
Fixed-income securities and funds in local currency	Measured at amortized cost	4.b	73,089	—	73,089	—
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	4.b	154,811	1,666	153,145	—
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	4.b	363,329	—	363,329	—

Total			6,994,406	2,680,327	4,314,079	—

Financial liabilities:
Financing	Measured at fair value through profit or loss	15.a	1,567,374	—	1,567,374	—
Financing	Measured at amortized cost	15.a	6,840,079	2,841,436	3,998,643	—
Debentures	Measured at amortized cost	15.a	5,770,979	—	5,770,979	—
Debentures	Measured at fair value through profit or loss	15.a	833,213	—	833,213	—
Finance leases	Measured at amortized cost	15.a	46,066	—	46,066	—
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	15.a	43,944	—	43,944	—
Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	24	123,095	—	123,095	—

Total			15,224,750	2,841,436	12,383,314	—

	Category	Note	12/31/2017	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents
Cash and banks	Measured at amortized cost	4.a	147,926	147,926	—	—
Financial investments in local currency	Measured at fair value through profit or loss	4.a	4,821,605	—	4,821,605	—
Financial investments in foreign currency	Measured at fair value through profit or loss	4.a	32,473	32,473	—	—
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4.b	1,076,849	1,076,849	—	—
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	4.b	2,720	—	2,720	—
Fixed-income securities and funds in local currency	Measured at amortized cost	4.b	73,471	—	73,471	—
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	4.b	129,131	40,556	88,575	—
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	4.b	85,753	—	85,753	—

Total			6,369,928	1,297,804	5,072,124	—

Financial liabilities:
Financing	Measured at fair value through profit or loss	15.a	1,047,809	—	1,047,809	—
Financing	Measured at amortized cost	15.a	6,761,907	2,523,643	4,238,264	—
Debentures	Measured at amortized cost	15.a	5,037,072	—	5,037,072	—
Debentures	Measured at fair value through profit or loss	15.a	554,402	—	554,402	—
Finance leases	Measured at amortized cost	15.a	48,515	—	48,515	—
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	15.a	163,749	—	163,749	—
Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	24	171,459	—	171,459	—

Total			13,784,913	2,523,643	11,261,270	—

(1)	Refers to subscription warrants issued by the Company in the Extrafarma acquisition.

The fair value of trade receivables and trade payables are classified as level 2.

k. Sensitivity Analysis of Derivative Financial Instruments

The Company and its subsidiaries use derivative financial instruments only to hedge against identified risks and in amounts consistent with the risk (limited to 100% of the identified risk). Thus, for purposes of sensitivity analysis of market risks associated with financial instruments the Company analyzes the hedging instrument and the hedged item together, as shown on the charts below.

For the sensitivity analysis of foreign exchange hedging instruments as of December 2018 and 2017, management adopted as a likely scenario the Real/U.S. dollar exchange rates at maturity of each swap, projected by U.S dollar futures contracts quoted on B3 as of December 28, 2018. As a reference, the exchange rate for the last maturity of foreign exchange hedging instruments is R$ 5.86 (R$ 5.83 as of December 31, 2017) in the likely scenario. Scenarios II and III were estimated with a 25% and 50% additional appreciation or depreciation of the Brazilian Real against the likely scenario, according to the risk to which the hedged item is exposed.

Based on the balances of the hedging instruments and hedged items as of December 31, 2018 and 2017, the exchange rates were replaced, and the changes between the new balance in Brazilian Reais and the original balance in Brazilian Reais as of December 31, 2018 and 2017 were calculated in each of the three scenarios. The table below shows the change in the values of the main derivative instruments and their hedged items, considering the changes in the exchange rate in the different scenarios:

12/31/2018	Risk	Scenario I Likely	Scenario II	Scenario III
Currency swaps receivable in U.S. dollars
(1) U.S. Dollar / Real swaps	Dollar	372,022	1,039,669	1,707,316
(2) Debts/firm commitments in dollars	appreciation	(372,019)	(1,039,661)	(1,707,303)

(1)+(2)	Net effect	3	8	13

Currency swaps payable in U.S. dollars
(3) Real / U.S. Dollar swaps	Dollar	(65)	8,545	17,154
(4) Gross margin of Oxiteno	devaluation	65	(8,545)	(17,154)

(3)+(4)	Net effect	—	—	—

Options
(5) Options Real / U.S. Dollar swaps	Dollar	—	97,938	244,572
(6) Gross margin of Oxiteno	Devaluation	7,641	(138,993)	(285,627)

(5)+(6)	Net effect	7,641	(41,055)	(41,055)

12/31/2017	Risk	Scenario I Likely	Scenario II	Scenario III
Currency swaps receivable in U.S. dollars
(1) U.S. Dollar / Real swaps	Dollar	198,138	690,432	1,182,726
(2) Debts/firm commitments in dollars	appreciation	(198,130)	(690,415)	(1,182,700)

(1)+(2)	Net effect	8	17	26

Currency swaps payable in U.S. dollars
(3) Real / U.S. Dollar swaps	Dollar	(97)	7,486	15,069
(4) Gross margin of Oxiteno	devaluation	97	(7,486)	(15,069)

(3)+(4)	Net effect	—	—	—

For sensitivity analysis of hedging instruments for interest rates in Brazilian Reais as of December 31, 2018 and 2017, the Company used the futures curve of the DI x Pre contract quoted on B3 as of December 28, 2018 for each of the swap and debt (hedged item) maturities, to determine the likely scenarios. Scenarios II and III were estimated based on a 25% and 50% deterioration, respectively, of the likely scenario pre-fixed interest rate.

Based on the three scenarios of interest rates in Brazilian Reais, the Company estimated the values of its debt and hedging instruments according to the risk which is being hedged (variations in the pre-fixed interest rates in Brazilian Reais), by projecting them to future value at the contracted rates and bringing them to present value at the interest rates of the estimated scenarios. The result are shown in the table below:

12/31/2018	Risk	Scenario I Likely	Scenario II	Scenario III
Interest rate swap (in Brazilian Reais) – Debentures—CRA
(1) Fixed rate swap—CDI	Decrease in	(311,993)	(254,409)	(188,047)
(2) Fixed rate debt	Pre-fixed rate	311,993	254,409	188,047

(1) + (2)	Net effect	—	—	—

12/31/2017	Risk	Scenario I Likely	Scenario II	Scenario III
Interest rate swap (in Brazilian Reais) – Debentures—CRA
(1) Fixed rate swap—CDI	Decrease in	13,691	95,292	192,204
(2) Fixed rate debt	Pre-fixed rate	(13,691)	(95,292)	(192,204)

(1) + (2)	Net effect	—	—	—